Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Allocation Target Shares
Entity Central Index Key	0001221845
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000248219
Shareholder Report [Line Items]
Fund Name	BlackRock Allocation Target Shares: Series I Portfolio
Trading Symbol	BATIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Allocation Target Shares: Series I Portfolio (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Allocation Target Shares: Series I Portfolio	$0Footnote Reference(a)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Annualized.
Footnote(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund ...
	1.45%	6.36%	6.36%
Bloomberg U.S. Universal Index...
	(0.15)	5.24	5.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 74,403,201
Holdings Count | Holding	781
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$74,403,201
Number of Portfolio Holdings...
781
Portfolio Turnover Rate...
157%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
46.3%
Non-Agency Mortgage-Backed Securities...
18.5
Asset-Backed Securities...
16.6
U.S. Government Sponsored Agency Securities...
14.8
Foreign Government Obligations...
3.3
Foreign Agency Obligations...
0.5
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
33.7%
AA/Aa...
1.7
A...
6.8
BBB/Baa...
8.4
BB/Ba...
21.4
B...
13.8
CCC/Caa...
1.4
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

[1]	Rounds to less than $1.
[2]	Annualized.
[3]	Rounds to less than 0.01%.